UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2015


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2015


[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA CAPITAL GROWTH FUND]

 ======================================================

         SEMIANNUAL REPORT
         USAA CAPITAL GROWTH FUND
         JANUARY 31, 2015

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

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PRESIDENT'S MESSAGE

"...WE BELIEVE THAT IT IS IMPORTANT FOR INVESTORS
TO FOCUS LESS ON WHAT'S HAPPENING DAY-TO-DAY IN     [PHOTO OF BROOKS ENGLEHARDT]
THE FINANCIAL MARKETS AND MORE ON THEIR OWN
FINANCIAL WELL-BEING."

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MARCH 2015

The United States was the place to be during the six-month reporting period ended January 31, 2015. Those investors who concentrated their investments in U.S. stocks and/or longer-term U.S. Treasury securities were fortuitously positioned, as these asset classes generally outperformed all other market segments. U.S. equities recorded strong gains, surpassing developed equities markets and emerging markets equities, both of which declined during the reporting period. Among U.S. stocks, growth-oriented names outperformed their value counterparts, while mid-cap stocks outpaced small-cap and large-cap stocks. Meanwhile, yields on longer-term U.S. Treasuries trended down, driving up bond prices. (Bond prices move in the opposite direction of interest rates.) Though yields were near historic lows during the period, they still remained the highest among developed nations. U.S. Treasuries also benefited from their perceived status as high-quality, safe-haven investments.

What circumstances produced these results? At USAA Investments, we believe a series of interconnected factors were at work, all of which were still in place at the end of the reporting period. These factors include:

o SLOWING INTERNATIONAL GROWTH. U.S. economic conditions improved during the reporting period, but most other countries struggled with economic weakness. The economy of continental Europe was stagnant, with some countries falling into recession, while Japan's government continued to attempt to jumpstart its sluggish economy. China's economy weakened, growing at its slowest pace in more than 24 years. At the same time, a sharp drop in commodities and energy prices weighed on emerging markets economies. Although economic divergence is likely to continue for a time, we do not believe it is likely to endure over the long term. We believe that eventually, either the global economy will rebound or else global economic weakness will dampen U.S. economic growth.

o DIVERGENT MONETARY POLICIES. Reflecting the disparity between international and U.S. economic growth, the monetary policies of the world's central banks diverged. In the United States, the Federal Reserve ended its quantitative easing asset purchases and signaled its willingness--should the data support

================================================================================
   it--to raise short-term interest rates. Elsewhere, central banks continued to cut rates and increase monetary stimulus to support their faltering economies.

o STRONGER U.S. DOLLAR. The divergence in monetary policies, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. During the reporting period, the U.S. dollar strengthened, appreciating significantly compared to most other global currencies. In response, some countries devalued their currencies as an attempt to make their exports cheaper to foreign buyers, and therefore to boost economic growth.

o DECREASING INFLATION. Slowing international growth, divergent global monetary policies, and currency movements combined to reduce inflation expectations. The drop in energy prices was a prime example. Oil prices fell nearly 50% during 2014. Lower oil prices do have some advantages--automobile owners have more money to spend on other things--but extended periods of low inflation can lead to economic stagnation, cause consumers to postpone spending, and put pressure on corporate profit margins.

In this economic environment we believe that it is important for investors to focus less on what's happening day-to-day in the financial markets and more on their own financial well-being. As I write to you, tax season is upon us. You may be preparing to make contributions to your IRA. You may also consider setting near term goals, such as reviewing your investment strategy to make sure it still suits your objectives, time horizon, and tolerance for risk. If you'd like assistance, please call one of our financial advisors. They would be happy to help.

Looking ahead, it is too soon to identify a dominant market trend for 2015. However, we believe investors are likely to focus on higher asset quality as long as the financial markets continue to grapple with the implications of slowing global growth, divergent monetary policy, a stronger U.S. dollar, and lower oil prices. On behalf of everyone here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging Market countries are less diverse and mature than other countries and tend to be politically less stable. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           4

FINANCIAL INFORMATION

    Portfolio of Investments                                                  8

    Notes to Portfolio of Investments                                        16

    Financial Statements                                                     17

    Notes to Financial Statements                                            20

EXPENSE EXAMPLE                                                              32

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

202723-0315

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

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FUND OBJECTIVE

THE USAA CAPITAL GROWTH FUND (THE FUND) SEEKS CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund invests primarily in equity securities that are believed to be the most attractive in the global marketplace. The Fund may invest up to 100% of its assets in foreign securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

[PHOTO OF JOSEPH S. GIROUX]                     [PHOTO OF STEPHEN A. LANZENDORF]
JOSEPH S. GIROUX                                STEPHEN A. LANZENDORF, CFA
QS Batterymarch Financial                       QS Batterymarch Financial
Management, Inc.                                Management, Inc.

--------------------------------------------------------------------------------

o PLEASE CHARACTERIZE THE PERFORMANCE OF GLOBAL STOCKS OVER THE PAST REPORTING PERIOD.

    After registering gains through the early part of 2014, global equities pulled back in July 2014 as investors appeared to lose confidence in risk assets, despite solid economic indicators and generally positive earnings announcements. Equities then rebounded in August 2014, but declined for the third quarter overall. Investors appeared to be balancing optimism concerning the United States and Japanese economies with concerns over a weakening Europe and geopolitical turmoil globally. For the fourth quarter, global equities advanced modestly based on continued improvements for the U.S. economy. Over the six-month reporting period, investor concerns regarding global growth, political tensions, and plunging oil prices led to increased volatility across markets. Outside the United States, a low level of consumer confidence, limited capital spending, and deflationary pressures led to decreased earnings and earnings forecasts, and equity underperformance. Globally, the energy and materials sectors lagged the market.

o HOW DID THE USAA CAPITAL GROWTH FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    For the six-month reporting period ended January 31, 2015, the Fund had a total return of 3.48%. This compares to returns of -1.25% for

================================================================================

2  | USAA CAPITAL GROWTH FUND

================================================================================

    the Lipper Global Funds Index and -1.39% for the MSCI World Index (the
    Index).

    USAA Asset Management Company is the Fund's investment adviser. As the investment adviser, USAA Asset Management Company employs dedicated resources to support the research, selection, and monitoring of the Fund's subadviser. QS Batterymarch Financial Management, Inc. (QS Batterymarch) is the subadviser to the Fund. The subadviser provides day-to-day discretionary management for the Fund's assets.

o   PLEASE DISCUSS THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD.

    During the six-month reporting period, stock selection contributed to relative performance across most regions, and was strong within the United States, led by selection in the industrials and consumer discretionary sectors. Selection detracted within the commodity-driven Australia, New Zealand and Canada combined "region". The Fund's exposure to emerging markets subtracted from returns during the reporting period, but this was more than offset by the positive impact of an underweight position in Continental Europe and an underweight to Australia, New Zealand, and Canada. At the individual security level, holdings in the non-benchmark issues Alaska Air Group, Inc. and United Therapeutics Corp. were the top contributors to relative performance. Conversely, the Fund's position in the non-benchmark stock Patterson-UTI Energy, Inc. and an overweight position in Enerplus Corp. represented the two largest detractors at the individual security level.

    Thank you for your continued investment in the Fund.

    Refer to page 5 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

    FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

INVESTMENT OVERVIEW

USAA CAPITAL GROWTH FUND (THE FUND) (Ticker Symbol: USCGX)

--------------------------------------------------------------------------------
                                    1/31/15                    7/31/14
--------------------------------------------------------------------------------
Net Assets                       $714.8 Million              $706.9 Million
Net Asset Value Per Share            $9.49                       $9.31

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------
   7/31/14 - 1/31/15*            1 YEAR            5 YEARS          10 YEARS
         3.48%                   12.55%            11.91%           5.99%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
   1 YEAR                         5 YEARS                           10 YEARS
   10.42%                         10.95%                            5.77%

--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------
                                      1.28%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and are calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses. Prior to December 1, 2014, the Fund's expense limitation was 1.30% of average net assets.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

4  | USAA CAPITAL GROWTH FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  LIPPER GLOBAL FUNDS           MSCI WORLD         USAA CAPITAL GROWTH
                        INDEX                     INDEX                   FUND
 1/31/2005            $10,000.00               $10,000.00              $10,000.00
 2/28/2005             10,319.07                10,316.78               10,328.32
 3/31/2005             10,104.27                10,117.39                9,890.56
 4/30/2005              9,877.95                 9,896.09                9,274.97
 5/31/2005             10,045.72                10,071.91                9,835.84
 6/30/2005             10,153.09                10,159.06               10,246.24
 7/31/2005             10,554.32                10,513.94               10,683.99
 8/31/2005             10,684.51                10,593.16               10,478.80
 9/30/2005             10,969.31                10,868.30               10,642.95
10/31/2005             10,721.57                10,604.63               10,246.24
11/30/2005             11,061.82                10,957.97               10,656.63
12/31/2005             11,405.80                11,200.74               11,147.15
 1/31/2006             11,991.98                11,700.89               11,789.72
 2/28/2006             11,908.12                11,683.47               11,775.75
 3/31/2006             12,212.90                11,940.38               12,111.00
 4/30/2006             12,546.85                12,302.89               12,558.00
 5/31/2006             12,082.62                11,882.64               11,845.59
 6/30/2006             12,056.28                11,879.16               11,873.53
 7/31/2006             12,058.26                11,953.29               11,957.34
 8/31/2006             12,375.17                12,263.56               12,292.59
 9/30/2006             12,544.62                12,409.79               12,334.50
10/31/2006             12,945.85                12,865.26               12,823.41
11/30/2006             13,316.04                13,180.31               13,256.45
12/31/2006             13,606.71                13,448.28               13,646.95
 1/31/2007             13,816.50                13,607.04               13,853.73
 2/28/2007             13,677.17                13,536.23               13,774.20
 3/31/2007             13,952.37                13,784.02               14,155.93
 4/30/2007             14,485.91                14,391.92               14,601.29
 5/31/2007             14,933.30                14,795.17               15,173.89
 6/30/2007             14,911.57                14,681.05               15,046.64
 7/31/2007             14,609.91                14,355.92               14,855.77
 8/31/2007             14,585.32                14,345.03               14,823.96
 9/30/2007             15,179.98                15,027.21               15,873.73
10/31/2007             15,697.37                15,488.12               16,621.29
11/30/2007             15,006.52                14,855.03               15,587.43
12/31/2007             14,868.79                14,663.38               15,383.11
 1/31/2008             13,820.18                13,542.82               14,079.75
 2/29/2008             13,696.85                13,464.43               14,096.90
 3/31/2008             13,611.24                13,335.38               13,822.50
 4/30/2008             14,207.14                14,036.25               14,577.08
 5/31/2008             14,403.58                14,250.28               14,988.67
 6/30/2008             13,212.42                13,113.72               13,976.85
 7/31/2008             12,904.44                12,793.30               13,548.11
 8/31/2008             12,762.56                12,613.59               13,016.48
 9/30/2008             11,413.25                11,113.36               11,524.47
10/31/2008              9,362.43                 9,006.25                9,260.74
11/30/2008              8,734.89                 8,423.29                8,506.16
12/31/2008              9,103.38                 8,693.54                8,694.23
 1/31/2009              8,421.55                 7,931.94                7,959.51
 2/28/2009              7,704.26                 7,120.03                7,207.29
 3/31/2009              8,215.56                 7,656.94                7,662.12
 4/30/2009              8,989.88                 8,515.89                8,186.92
 5/31/2009              9,802.03                 9,287.48                8,834.18
 6/30/2009              9,782.65                 9,245.59                8,764.21
 7/31/2009             10,599.54                10,028.66                9,568.90
 8/31/2009             11,020.90                10,442.39                9,848.80
 9/30/2009             11,423.22                10,858.61               10,233.65
10/31/2009             11,188.07                10,665.42               10,023.73
11/30/2009             11,623.39                11,101.24               10,461.07
12/31/2009             11,931.09                11,300.58               10,707.50
 1/31/2010             11,478.28                10,833.52               10,194.25
 2/28/2010             11,638.24                10,986.24               10,371.24
 3/31/2010             12,317.79                11,666.62               11,149.96
 4/30/2010             12,365.35                11,668.26               11,061.47
 5/31/2010             11,219.01                10,555.05                9,999.57
 6/30/2010             10,883.70                10,188.84                9,592.51
 7/31/2010             11,745.75                11,014.88               10,442.03
 8/31/2010             11,295.26                10,603.63                9,999.57
 9/30/2010             12,401.88                11,592.38               11,008.38
10/31/2010             12,898.22                12,024.49               11,521.63
11/30/2010             12,637.76                11,764.89               11,273.85
12/31/2010             13,528.53                12,629.91               12,005.93
 1/31/2011             13,720.22                12,915.24               12,166.72
 2/28/2011             14,159.39                13,367.44               12,541.91
 3/31/2011             14,188.10                13,235.61               12,559.77
 4/30/2011             14,719.17                13,797.89               13,042.15
 5/31/2011             14,402.23                13,511.65               12,738.43
 6/30/2011             14,128.59                13,297.90               12,577.64
 7/31/2011             13,809.20                13,056.78               12,345.38
 8/31/2011             12,699.38                12,136.84               11,273.42
 9/30/2011             11,395.07                11,088.57               10,165.73
10/31/2011             12,582.19                12,235.54               11,255.56
11/30/2011             12,356.95                11,936.80               11,166.23
12/31/2011             12,181.26                11,930.17               11,056.40
 1/31/2012             12,958.47                12,528.86               11,708.91
 2/29/2012             13,601.49                13,140.88               12,180.16
 3/31/2012             13,690.09                13,309.83               12,252.66
 4/30/2012             13,448.99                13,158.68               12,125.79
 5/31/2012             12,247.72                12,022.77               11,002.02
 6/30/2012             12,792.91                12,635.40               11,545.78
 7/31/2012             12,971.14                12,797.83               11,672.66
 8/31/2012             13,198.29                13,122.28               11,962.66
 9/30/2012             13,536.62                13,482.79               12,270.79
10/31/2012             13,525.54                13,391.68               12,143.91
11/30/2012             13,678.18                13,563.16               12,343.29
12/31/2012             14,119.30                13,818.23               12,629.86
 1/31/2013             14,819.65                14,522.13               13,291.69
 2/28/2013             14,788.67                14,546.10               13,402.00
 3/31/2013             15,125.34                14,887.90               13,696.14
 4/30/2013             15,555.80                15,355.62               14,192.51
 5/31/2013             15,656.19                15,361.42               14,192.51
 6/30/2013             15,311.32                14,982.91               13,898.37
 7/31/2013             16,085.16                15,771.70               14,707.27
 8/31/2013             15,748.43                15,436.00               14,210.90
 9/30/2013             16,538.35                16,207.99               15,019.79
10/31/2013             17,116.18                16,842.43               15,773.54
11/30/2013             17,435.67                17,141.75               16,141.22
12/31/2013             17,751.08                17,504.46               16,304.39
 1/31/2014             17,150.79                16,856.12               15,895.86
 2/28/2014             17,988.64                17,699.96               16,638.65
 3/31/2014             18,060.88                17,725.57               16,638.65
 4/30/2014             18,148.09                17,907.21               16,638.65
 5/31/2014             18,514.47                18,259.53               16,972.91
 6/30/2014             18,835.73                18,586.17               17,344.31
 7/31/2014             18,433.26                18,289.31               17,288.60
 8/31/2014             18,854.91                18,692.32               17,752.85
 9/30/2014             18,279.23                18,185.23               17,400.02
10/31/2014             18,401.70                18,302.87               17,585.72
11/30/2014             18,759.83                18,669.67               18,124.25
12/31/2014             18,436.31                18,368.62               18,003.28
 1/31/2015             18,203.34                18,035.79               17,890.17

                                   [END CHART]

                          Data from 1/31/05 to 1/31/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Capital Growth Fund to the following benchmarks:

o The unmanaged Lipper Global Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

o The unmanaged MSCI World Index reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                          o TOP 10 HOLDINGS - 1/31/15 o
                                (% of Net Assets)

Apple, Inc. ............................................................... 2.9%
Toyota Motor Corp. ........................................................ 1.6%
Roche Holding AG  ......................................................... 1.5%
Kroger Co. ................................................................ 1.4%
Altria Group, Inc. ........................................................ 1.3%
Alaska Air Group, Inc. .................................................... 1.3%
Fuji Heavy Industries Ltd. ................................................ 1.3%
Lockheed Martin Corp. ..................................................... 1.2%
CVS Health Corp. .......................................................... 1.2%
United Therapeutics Corp. ................................................. 1.2%

                         o ASSET ALLOCATION - 1/31/15 o

                         [PIE CHART OF ASSET ALLOCATION]

FINANCIALS                                                                17.6%
CONSUMER DISCRETIONARY                                                    14.0%
INDUSTRIALS                                                               13.7%
INFORMATION TECHNOLOGY                                                    12.1%
HEALTH CARE                                                               11.1%
CONSUMER STAPLES                                                           9.2%
ENERGY                                                                     7.2%
MATERIALS                                                                  6.8%
UTILITIES                                                                  4.7%
TELECOMMUNICATION SERVICES                                                 2.6%
MONEY MARKET INSTRUMENTS                                                   0.9%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 8-15.

================================================================================

6  | USAA CAPITAL GROWTH FUND

================================================================================

                       o COUNTRY ALLOCATION* - 1/31/15 o

                       [PIE CHART OF COUNTRY ALLOCATION*]

UNITED STATES                                                              54.6%
OTHER**                                                                    16.6%
JAPAN                                                                       9.0%
UNITED KINGDOM                                                              6.4%
CHINA                                                                       5.3%
SWITZERLAND                                                                 4.0%
GERMANY                                                                     3.1%

                                   [END CHART]

*Excludes money market instruments.

**Includes countries with less than 3% of portfolio.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES   SECURITY                                                                            (000)
-----------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (99.0%)

            COMMON STOCKS (98.4%)

            CONSUMER DISCRETIONARY (14.0%)
            ------------------------------
            APPAREL RETAIL (0.7%)
   73,500   TJX Companies, Inc.                                                              $  4,847
                                                                                             --------
            APPAREL, ACCESSORIES & LUXURY GOODS (1.1%)
   71,600   Hanesbrands, Inc.                                                                   7,975
                                                                                             --------
            AUTOMOBILE MANUFACTURERS (4.1%)
  252,000   Fuji Heavy Industries Ltd.(a)                                                       9,042
   42,808   KIA Motors Corp.(a)                                                                 1,792
  146,600   Mazda Motor Corp.(a)                                                                3,002
   80,000   Tata Motors Ltd. ADR                                                                3,946
  174,600   Toyota Motor Corp.(a)                                                              11,241
                                                                                             --------
                                                                                               29,023
                                                                                             --------
            AUTOMOTIVE RETAIL (0.6%)
   23,800   O'Reilly Automotive, Inc.*                                                          4,459
                                                                                             --------
            BROADCASTING (0.9%)
1,964,881   ITV plc(a)                                                                          6,498
                                                                                             --------
            CABLE & SATELLITE (1.1%)
   85,600   Comcast Corp. "A"                                                                   4,549
   25,000   Time Warner Cable, Inc.                                                             3,403
                                                                                             --------
                                                                                                7,952
                                                                                             --------
            COMPUTER & ELECTRONICS RETAIL (0.7%)
  770,443   Dixons Carphone plc(a)                                                              5,043
                                                                                             --------
            DEPARTMENT STORES (1.8%)
  100,200   Macy's, Inc.                                                                        6,401
   61,643   Next plc(a)                                                                         6,707
                                                                                             --------
                                                                                               13,108
                                                                                             --------
            HOME IMPROVEMENT RETAIL (2.0%)
   57,900   Home Depot, Inc.                                                                    6,046
  116,900   Lowe's Companies, Inc.                                                              7,921
                                                                                             --------
                                                                                               13,967
                                                                                             --------

================================================================================

8  | USAA CAPITAL GROWTH FUND

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES   SECURITY                                                                            (000)
-----------------------------------------------------------------------------------------------------
            HOMEBUILDING (0.4%)
  110,200   Bellway plc(a)                                                                   $  3,011
                                                                                             --------
            RESTAURANTS (0.6%)
   74,100   Brinker International, Inc.                                                         4,330
                                                                                             --------
            Total Consumer Discretionary                                                      100,213
                                                                                             --------
            CONSUMER STAPLES (9.2%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.6%)
   84,300   Archer-Daniels-Midland Co.                                                          3,931
                                                                                             --------
            DRUG RETAIL (1.2%)
   90,400   CVS Health Corp.                                                                    8,874
                                                                                             --------
            FOOD RETAIL (2.1%)
  285,171   Koninklijke Ahold N.V.(a)                                                           5,154
  139,580   Kroger Co.                                                                          9,638
                                                                                             --------
                                                                                               14,792
                                                                                             --------
            HOUSEHOLD PRODUCTS (1.9%)
   51,900   Kimberly-Clark Corp.                                                                5,603
   47,250   Procter & Gamble Co.                                                                3,983
   49,946   Reckitt Benckiser Group plc(a)                                                      4,230
                                                                                             --------
                                                                                               13,816
                                                                                             --------
            HYPERMARKETS & SUPER CENTERS (0.5%)
   42,000   Wal-Mart Stores, Inc.                                                               3,569
                                                                                             --------
            PACKAGED FOODS & MEAT (0.8%)
  147,100   Tyson Foods, Inc. "A"                                                               5,743
                                                                                             --------
            SOFT DRINKS (0.8%)
   58,100   PepsiCo, Inc.                                                                       5,448
                                                                                             --------
            TOBACCO (1.3%)
  174,500   Altria Group, Inc.                                                                  9,266
                                                                                             --------
            Total Consumer Staples                                                             65,439
                                                                                             --------
            ENERGY (7.2%)
            -------------
            INTEGRATED OIL & GAS (3.1%)
5,540,000   China Petroleum and Chemical Corp. "H"(a)                                           4,392
  613,881   Gazprom OAO ADR(a)                                                                  2,480
   47,900   Occidental Petroleum Corp.                                                          3,832
3,982,000   PetroChina Co. Ltd. "H"(a)                                                          4,308
  231,400   Royal Dutch Shell plc "A"(a)                                                        7,087
                                                                                             --------
                                                                                               22,099
                                                                                             --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES   SECURITY                                                                            (000)
-----------------------------------------------------------------------------------------------------
            OIL & GAS DRILLING (0.6%)
  139,500   Patterson-UTI Energy, Inc.                                                       $  2,394
   52,957   Unit Corp.*                                                                         1,577
                                                                                             --------
                                                                                                3,971
                                                                                             --------
            OIL & GAS EXPLORATION & PRODUCTION (0.6%)
  225,600   EnCana Corp.                                                                        2,759
  171,600   Enerplus Corp.                                                                      1,665
                                                                                             --------
                                                                                                4,424
                                                                                             --------
            OIL & GAS REFINING & MARKETING (2.9%)
   38,800   Marathon Petroleum Corp.                                                            3,592
  215,883   Neste Oil OYJ(a)                                                                    5,965
   77,630   Phillips 66                                                                         5,459
  113,900   Valero Energy Corp.                                                                 6,023
                                                                                             --------
                                                                                               21,039
                                                                                             --------
            Total Energy                                                                       51,533
                                                                                             --------
            FINANCIALS (17.3%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
  133,100   Blackstone Group, LP                                                                4,970
                                                                                             --------
            DIVERSIFIED BANKS (6.7%)
6,260,000   Agricultural Bank of China Ltd. "H"(a)                                              3,065
  314,900   Bank of America Corp.                                                               4,771
9,278,000   Bank of China Ltd. "H"(a)                                                           5,164
1,627,000   BOC Hong Kong Holdings Ltd.(a)                                                      5,689
5,021,000   China Construction Bank Corp. "H"(a)                                                4,028
1,799,400   China Merchants Bank Co. Ltd. "H"(a)                                                4,013
  273,708   Credit Agricole S.A.(a)                                                             3,252
6,758,000   Industrial & Commercial Bank of China Ltd. "H"(a)                                   4,852
  120,000   JPMorgan Chase & Co.                                                                6,526
  422,000   Oversea-Chinese Banking Corp. Ltd.(a)                                               3,234
   89,300   Sumitomo Mitsui Financial Group, Inc.(a)                                            3,005
                                                                                             --------
                                                                                               47,599
                                                                                             --------
            MULTI-LINE INSURANCE (3.6%)
   97,650   Ageas(a)                                                                            3,339
   36,300   Allianz SE(a)                                                                       6,002
   84,500   American International Group, Inc.                                                  4,129
   81,200   Assurant, Inc.                                                                      5,157
   20,400   Zurich Financial Services AG(a)                                                     6,772
                                                                                             --------
                                                                                               25,399
                                                                                             --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
  325,700   ORIX Corp.(a)                                                                       3,724
                                                                                             --------

================================================================================

10  | USAA CAPITAL GROWTH FUND

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES   SECURITY                                                                            (000)
-----------------------------------------------------------------------------------------------------
            PROPERTY & CASUALTY INSURANCE (1.7%)
   79,800   Allied World Assurance Co.                                                       $  3,086
   78,000   Allstate Corp.                                                                      5,444
  113,300   Tokio Marine Holdings, Inc.(a)                                                      3,953
                                                                                             --------
                                                                                               12,483
                                                                                             --------
            REAL ESTATE DEVELOPMENT (1.0%)
  576,000   China Overseas Land & Investment Ltd.(a)                                            1,669
5,527,000   Country Garden Holdings Co. Ltd.(a)                                                 2,200
1,512,000   Shimao Property Holdings Ltd.(a)                                                    3,187
                                                                                             --------
                                                                                                7,056
                                                                                             --------
            REGIONAL BANKS (1.5%)
  209,900   Fifth Third Bancorp                                                                 3,631
2,079,000   Shinsei Bank Ltd.(a)                                                                3,774
   91,900   SunTrust Banks, Inc.                                                                3,531
                                                                                             --------
                                                                                               10,936
                                                                                             --------
            REINSURANCE (1.6%)
   50,705   Hannover Rueck SE(a)                                                                4,551
   21,724   Muenchener Rueckversicherungs-Gesellschaft AG(a)                                    4,368
   27,100   RenaissanceRe Holdings Ltd.                                                         2,591
                                                                                             --------
                                                                                               11,510
                                                                                             --------
            Total Financials                                                                  123,677
                                                                                             --------
            HEALTH CARE (11.1%)
            -------------------
            BIOTECHNOLOGY (3.5%)
   67,635   Actelion Ltd.(a)                                                                    7,484
   35,500   Amgen, Inc.                                                                         5,405
   89,600   Myriad Genetics, Inc.*                                                              3,353
   60,800   United Therapeutics Corp.*                                                          8,581
                                                                                             --------
                                                                                               24,823
                                                                                             --------
            HEALTH CARE DISTRIBUTORS (1.9%)
   82,450   Cardinal Health, Inc.                                                               6,859
   33,300   McKesson Corp.                                                                      7,081
                                                                                             --------
                                                                                               13,940
                                                                                             --------
            HEALTH CARE EQUIPMENT (0.7%)
   72,400   Medtronic plc                                                                       5,169
                                                                                             --------
            PHARMACEUTICALS (5.0%)
   99,300   AbbVie, Inc.                                                                        5,993
   49,946   Indivior plc*                                                                         131
  125,165   Novo Nordisk A/S "B"(a)                                                             5,599
  220,400   Pfizer, Inc.                                                                        6,888

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES   SECURITY                                                                            (000)
-----------------------------------------------------------------------------------------------------
   39,268   Roche Holding AG(a)                                                              $ 10,608
   87,701   Shire plc(a)                                                                        6,410
                                                                                             --------
                                                                                               35,629
                                                                                             --------
            Total Health Care                                                                  79,561
                                                                                             --------
            INDUSTRIALS (13.7%)
            -------------------
            AEROSPACE & DEFENSE (6.3%)
   41,900   Alliant Techsystems, Inc.                                                           5,460
   56,500   Boeing Co.                                                                          8,213
1,295,843   Cobham plc(a)                                                                       6,359
   35,500   Huntington Ingalls Industries, Inc.                                                 4,139
   47,600   Lockheed Martin Corp.                                                               8,967
   39,797   Northrop Grumman Corp.                                                              6,246
   54,900   Raytheon Co.                                                                        5,493
                                                                                             --------
                                                                                               44,877
                                                                                             --------
            AIRLINES (1.8%)
  134,600   Alaska Air Group, Inc.                                                              9,136
  999,136   Turk Hava Yollari AO*(a)                                                            3,821
                                                                                             --------
                                                                                               12,957
                                                                                             --------
            CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.4%)
  221,000   Hino Motors Ltd.(a)                                                                 3,138
                                                                                             --------
            HEAVY ELECTRICAL EQUIPMENT (0.7%)
  429,000   Mitsubishi Electric Corp.(a)                                                        4,965
                                                                                             --------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.5%)
   49,800   Adecco S.A.(a)                                                                      3,728
                                                                                             --------
            INDUSTRIAL CONGLOMERATES (0.6%)
   38,600   Siemens AG(a)                                                                       4,054
                                                                                             --------
            INDUSTRIAL MACHINERY (1.2%)
   41,000   Duerr AG(a)                                                                         3,744
   48,800   Illinois Tool Works, Inc.                                                           4,542
                                                                                             --------
                                                                                                8,286
                                                                                             --------
            RAILROADS (2.2%)
   85,200   Canadian National Railway Co.                                                       5,613
   36,700   Central Japan Railway Co.(a)                                                        6,292
   74,300   West Japan Railway Co.(a)                                                           3,823
                                                                                             --------
                                                                                               15,728
                                                                                             --------
            Total Industrials                                                                  97,733
                                                                                             --------

================================================================================

12  | USAA CAPITAL GROWTH FUND

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES   SECURITY                                                                            (000)
-----------------------------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (12.1%)
            ------------------------------
            APPLICATION SOFTWARE (0.6%)
  117,300   Aspen Technology, Inc.*                                                          $  4,146
                                                                                             --------
            COMMUNICATIONS EQUIPMENT (1.5%)
  565,000   Brocade Communications Systems, Inc.                                                6,283
  203,800   Juniper Networks, Inc.                                                              4,632
                                                                                             --------
                                                                                               10,915
                                                                                             --------
            DATA PROCESSING & OUTSOURCED SERVICES (1.4%)
   64,480   Computer Sciences Corp.                                                             3,912
   25,400   Visa, Inc. "A"                                                                      6,475
                                                                                             --------
                                                                                               10,387
                                                                                             --------
            ELECTRONIC COMPONENTS (0.6%)
  186,238   Corning, Inc.                                                                       4,427
                                                                                             --------
            INTERNET SOFTWARE & SERVICES (0.7%)
   62,988   Facebook, Inc. "A"*                                                                 4,782
                                                                                             --------
            SEMICONDUCTORS (1.4%)
   56,500   NXP Semiconductors N.V.*                                                            4,483
  106,800   Texas Instruments, Inc.                                                             5,708
                                                                                             --------
                                                                                               10,191
                                                                                             --------
            SYSTEMS SOFTWARE (0.7%)
  195,800   Symantec Corp.                                                                      4,850
                                                                                             --------
            TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (5.2%)
  179,757   Apple, Inc.                                                                        21,060
  139,546   Hewlett-Packard Co.                                                                 5,042
    5,511   Samsung Electronics Co. Ltd.(a)                                                     6,812
   53,000   SanDisk Corp.                                                                       4,023
                                                                                             --------
                                                                                               36,937
                                                                                             --------
            Total Information Technology                                                       86,635
                                                                                             --------
            MATERIALS (6.8%)
            ----------------
            COMMODITY CHEMICALS (1.5%)
  564,000   Asahi Kasei Corp.(a)                                                                5,591
   33,700   LyondellBasell Industries N.V. "A"                                                  2,665
   56,200   Methanex Corp.                                                                      2,484
                                                                                             --------
                                                                                               10,740
                                                                                             --------
            DIVERSIFIED CHEMICALS (0.5%)
   80,700   Dow Chemical Co.                                                                    3,644
                                                                                             --------
            DIVERSIFIED METALS & MINING (0.5%)
   78,500   Rio Tinto plc(a)                                                                    3,458
                                                                                             --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES   SECURITY                                                                            (000)
-----------------------------------------------------------------------------------------------------
            PAPER PACKAGING (2.2%)
   71,280   Avery Dennison Corp.                                                             $  3,726
   93,800   Packaging Corp. of America                                                          7,115
  197,854   Smurfit Kappa Group plc(a)                                                          4,874
                                                                                             --------
                                                                                               15,715
                                                                                             --------
            PAPER PRODUCTS (1.6%)
  118,400   International Paper Co.                                                             6,235
  282,141   Mondi plc(a)                                                                        5,031
                                                                                             --------
                                                                                               11,266
                                                                                             --------
            SPECIALTY CHEMICALS (0.5%)
   18,193   PPG Industries, Inc.                                                                4,055
                                                                                             --------
            Total Materials                                                                    48,878
                                                                                             --------
            TELECOMMUNICATION SERVICES (2.6%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (2.0%)
  912,050   BT Group plc(a)                                                                     5,733
  224,662   Hellenic Telecommunications Organization (OTE S.A.)*(a)                             1,849
   58,800   Nippon Telegraph & Telephone Corp.(a)                                               3,491
   71,400   Verizon Communications, Inc.                                                        3,263
                                                                                             --------
                                                                                               14,336
                                                                                             --------
            WIRELESS TELECOMMUNICATION SERVICES (0.6%)
  183,300   America Movil S.A.B. de C.V. ADR "L"                                                3,921
                                                                                             --------
            Total Telecommunication Services                                                   18,257
                                                                                             --------
            UTILITIES (4.4%)
            ----------------
            ELECTRIC UTILITIES (1.5%)
   59,600   Entergy Corp.                                                                       5,216
1,347,600   Tenaga Nasional Berhad(a)                                                           5,370
                                                                                             --------
                                                                                               10,586
                                                                                             --------
            GAS UTILITIES (0.9%)
  135,310   Enagas S.A.(a)                                                                      4,292
   96,520   Gas Natural SDG S.A.(a)                                                             2,259
                                                                                             --------
                                                                                                6,551
                                                                                             --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
2,936,000   Huaneng Power International, Inc. "H"(a)                                            4,099
                                                                                             --------
            MULTI-UTILITIES (1.4%)
  251,256   GDF Suez(a)                                                                         5,589
   81,500   Wisconsin Energy Corp.                                                              4,546
                                                                                             --------
                                                                                               10,135
                                                                                             --------
            Total Utilities                                                                    31,371
                                                                                             --------
            Total Common Stocks (cost: $539,476)                                              703,297
                                                                                             --------

================================================================================

14  | USAA CAPITAL GROWTH FUND

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES   SECURITY                                                                            (000)
-----------------------------------------------------------------------------------------------------
            PREFERRED STOCKS (0.6%)

            FINANCIALS (0.3%)
            -----------------
            DIVERSIFIED BANKS (0.3%)
  592,053   Itausa - Investimentos Itau S.A.                                                 $  2,017
                                                                                             --------
            Total Financials                                                                    2,017
                                                                                             --------
            UTILITIES (0.3%)
            ----------------
            RENEWABLE ELECTRICITY (0.3%)
  246,800   Companhia Energetica de Sao Paulo "B"                                               2,167
                                                                                             --------
            Total Utilities                                                                     2,167
                                                                                             --------
            Total Preferred Stocks (cost: $5,440)                                               4,184
                                                                                             --------
            Total Equity Securities (cost: $544,916)                                          707,481
                                                                                             --------

            MONEY MARKET INSTRUMENTS (0.9%)

            MONEY MARKET FUNDS (0.9%)
6,650,825   State Street Institutional Liquid Reserves Fund Premier Class, 0.09%(b)
              (cost: $6,651)                                                                    6,651
                                                                                             --------

            TOTAL INVESTMENTS (COST: $551,567)                                               $714,132
                                                                                             ========
-----------------------------------------------------------------------------------------------------
($ in 000s)                                              VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------
                                           (LEVEL 1)          (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES  OTHER SIGNIFICANT      SIGNIFICANT
                                   IN ACTIVE MARKETS         OBSERVABLE     UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS             INPUTS           INPUTS        TOTAL
-----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                             $415,030           $288,267               $-     $703,297
  Preferred Stocks                             4,184                  -                -        4,184
Money Market Instruments:
  Money Market Funds                           6,651                  -                -        6,651
-----------------------------------------------------------------------------------------------------
Total                                       $425,865           $288,267               $-     $714,132
-----------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through January 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 44.4% of net assets at January 31, 2015.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

   (a)  Security was fair valued at January 31, 2015, by USAA Asset
        Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $288,265,000, which represented 40.3% of the Fund's net assets.

   (b) Rate represents the money market fund annualized seven-day yield at January 31, 2015.

     *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

16  | USAA CAPITAL GROWTH FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $551,567)            $ 714,132
   Cash denominated in foreign currencies (identified cost of $272)               266
   Receivables:
      Capital shares sold                                                         528
      Dividends and interest                                                      812
                                                                            ---------
        Total assets                                                          715,738
                                                                            ---------
LIABILITIES
   Payables:
      Capital shares redeemed                                                     386
   Accrued management fees                                                        480
   Accrued transfer agent's fees                                                   23
   Other accrued expenses and payables                                             89
                                                                            ---------
        Total liabilities                                                         978
                                                                            ---------
            Net assets applicable to capital shares outstanding             $ 714,760
                                                                            =========
NET ASSETS CONSIST OF:
   Paid-in capital                                                          $ 687,583
   Accumulated overdistribution of net investment income                       (2,162)
   Accumulated net realized loss on investments                              (133,185)
   Net unrealized appreciation of investments                                 162,565
   Net unrealized depreciation of foreign currency translations                   (41)
                                                                            ---------
            Net assets applicable to capital shares outstanding             $ 714,760
                                                                            =========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                 75,306
                                                                            =========
   Net asset value, redemption price, and offering price per share          $    9.49
                                                                            =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  17

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $223)                        $ 6,069
   Interest                                                                       1
                                                                            -------
         Total income                                                         6,070
                                                                            -------
EXPENSES
   Management fees                                                            2,818
   Administration and servicing fees                                            538
   Transfer agent's fees                                                        877
   Custody and accounting fees                                                   88
   Postage                                                                       59
   Shareholder reporting fees                                                    29
   Trustees' fees                                                                12
   Registration fees                                                             20
   Professional fees                                                             45
   Other                                                                          8
                                                                            -------
         Total expenses                                                       4,494
                                                                            -------
NET INVESTMENT INCOME                                                         1,576
                                                                            -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                           25,450
       Foreign currency transactions                                           (122)
   Change in net unrealized appreciation/depreciation of:
       Investments                                                           (2,664)
       Foreign currency translations                                            (35)
                                                                            -------
         Net realized and unrealized gain                                    22,629
                                                                            -------
   Increase in net assets resulting from operations                         $24,205
                                                                            =======

See accompanying notes to financial statements.

================================================================================

18  | USAA CAPITAL GROWTH FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited), and year ended July 31,
2014

--------------------------------------------------------------------------------------------------------
                                                                            1/31/2015          7/31/2014
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS

   Net investment income                                                     $  1,576         $    9,607
   Net realized gain on investments                                            25,450             49,567
   Net realized gain (loss) on foreign currency transactions                     (122)                21
   Change in net unrealized appreciation/depreciation of:
       Investments                                                             (2,664)            50,815
       Foreign currency translations                                              (35)                (3)
                                                                             ---------------------------
   Increase in net assets resulting from operations                            24,205            110,007
                                                                             ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                                      (10,941)            (6,899)
                                                                             ---------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                                   33,808             71,030
   Reinvested dividends                                                        10,856              6,855
   Cost of shares redeemed                                                    (50,086)          (117,002)
                                                                             ---------------------------
       Decrease in net assets from capital share transactions                  (5,422)           (39,117)
                                                                             ---------------------------
   Net increase in net assets                                                   7,842             63,991
NET ASSETS

   Beginning of period                                                        706,918            642,927
                                                                             ---------------------------
   End of period                                                             $714,760         $  706,918
                                                                             ===========================
Accumulated undistributed (overdistribution of)

   net investment income:
   End of period                                                             $ (2,162)        $    7,203
                                                                             ===========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                                  3,577              8,146
   Shares issued for dividends reinvested                                       1,122                786
   Shares redeemed                                                             (5,303)           (13,421)
                                                                             ---------------------------
       Decrease in shares outstanding                                            (604)            (4,489)
                                                                             ===========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek capital appreciation.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA

================================================================================

20  | USAA CAPITAL GROWTH FUND

================================================================================

    Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

       Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ

================================================================================

22  | USAA CAPITAL GROWTH FUND

================================================================================

       materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks which are valued based on methods discussed in
    Note 1A2.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the

================================================================================

24  | USAA CAPITAL GROWTH FUND

================================================================================

    difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2015, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2015, the Fund paid CAPCO facility fees of $2,000, which represents 1.0% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2015.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2015, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2014, the Fund had pre-enactment capital loss carryforwards of $158,513,000, and no post-enactment capital loss carryforwards, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire between 2017 and 2018, as shown below. It is unlikely that the Board will authorize a distribution of

================================================================================

26  | USAA CAPITAL GROWTH FUND

================================================================================

capital gains realized in the future until the capital loss carryforwards have been used or expire.

                    PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
                   ------------------------------------------
                      EXPIRES                       BALANCE
                   -----------                   ------------
                       2017                      $ 41,645,000
                       2018                       116,868,000
                                                 ------------
                       Total                     $158,513,000
                                                 ============

For the six-month period ended January 31, 2015, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2015, were $80,033,000 and $104,719,000, respectively.

As of January 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2015, were $191,305,000 and $28,740,000, respectively, resulting in net unrealized appreciation of $162,565,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager also is authorized to select (with

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Global Funds Index over the performance period. The Lipper Global Funds Index tracks the total return performance of the 30 largest funds in the Lipper Global Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                                   ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                                (IN BASIS POINTS)(1)
    --------------------------------------------------------------------------
    +/- 100 to 400                                      +/- 4

    +/- 401 to 700                                      +/- 5

    +/- 701 and greater                                 +/- 6

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days

================================================================================

28  | USAA CAPITAL GROWTH FUND

================================================================================

    in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended January 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $2,818,000, which included a less than 0.01% performance adjustment of $128,000.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into an investment subadvisory agreement with QS Batterymarch, under which QS Batterymarch directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays QS Batterymarch a subadvisory fee in the annual amount of 0.25% of the first $250 million of assets, 0.21% on assets over $250 million and up to $500 million, and 0.17% on assets over $500 million of the Fund's average net assets that QS Batterymarch manages. For the six-month period ended January 31, 2015, the Manager incurred subadvisory fees for the Fund, paid or payable to QS Batterymarch, of $761,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2015, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $538,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2015, the Fund reimbursed the Manager $11,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

D. EXPENSE LIMITATION - The Manager agreed, through December 1, 2014, to limit the total annual operating expenses of the Fund to 1.30% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and would reimburse the Fund for all expenses in excess of that amount. Effective December 1, 2014, the Manager terminated this agreement. For the six-month period ended January 31, 2015, the Fund did not incur reimbursable expenses.

E.  TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended January 31, 2015, the Fund incurred transfer agent's fees, paid or payable to SAS, of $877,000.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

30  | USAA CAPITAL GROWTH FUND

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                   SIX-MONTH
                                  PERIOD ENDED
                                   JANUARY 31,                    YEAR ENDED JULY 31,
                                  ----------------------------------------------------------------------
                                      2015             2014        2013       2012       2011       2010
                                  ----------------------------------------------------------------------
Net asset value at beginning
 of period                        $   9.31         $   8.00    $   6.44   $   6.91   $   5.90   $   5.47
                                  ----------------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment income                 .02              .12         .10        .10        .08        .05
 Net realized and unrealized
  gain (loss)                          .31             1.28        1.56       (.48)       .99        .45
                                  ----------------------------------------------------------------------
Total from investment
 operations                            .33             1.40        1.66       (.38)      1.07        .50
                                  ----------------------------------------------------------------------
Less distributions from:
 Net investment income                (.15)            (.09)       (.10)      (.09)      (.06)      (.07)
                                  ----------------------------------------------------------------------
Net asset value at end
 of period                        $   9.49         $   9.31    $   8.00   $   6.44   $   6.91   $   5.90
                                  ======================================================================
Total return (%)*                     3.48            17.55       26.00      (5.45)     18.23       9.12
Net assets at end of
 period (000)                     $714,760         $706,918    $642,927   $568,904   $683,864   $646,422
Ratios to average net
 assets:**
 Expenses (%)(b)                      1.25(a),(d)      1.28        1.30       1.30       1.30       1.30
 Expenses, excluding
  reimbursements (%)(b)               1.25(d)          1.28        1.34       1.38       1.34       1.44
 Net investment income (%)             .44(d)          1.41        1.40       1.43       1.31       1.00
Portfolio turnover (%)                  11               36(c)       83        100        113(c)     219

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were
    $711,572,000.
(a) Prior to December 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 1.30% of the Fund's average net assets.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                         -                -        (.00%)(+)  (.00%)(+)  (.00%)(+)  (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(c) Reflects decreased trading activity due to market volatility.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

EXPENSE EXAMPLE

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2014, through January 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

================================================================================

32  | USAA CAPITAL GROWTH FUND

================================================================================

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                        EXPENSES PAID
                                    BEGINNING            ENDING         DURING PERIOD*
                                  ACCOUNT VALUE      ACCOUNT VALUE     AUGUST 1, 2014 -
                                  AUGUST 1, 2014    JANUARY 31, 2015   JANUARY 31, 2015
                                 -------------------------------------------------------
Actual                              $1,000.00          $1,034.80             $6.41

Hypothetical
  (5% return before expenses)        1,000.00           1,018.90              6.36

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/ 365 days (to reflect the one-half-year period). The Fund's ending actual account value on the first line in the table is based on its actual total return of 3.48% for the six-month period of August 1, 2014, through January 31, 2015.

================================================================================

                                                           EXPENSE EXAMPLE |  33

================================================================================
TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       One Lincoln Street
                                       Boston, Massachusetts 02111
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT usaa.com                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
         (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at usaa.com; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------


>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
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   36843-0315                                (C)2015, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance  Committee   selects and nominates  candidates for
membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified
in fund disclosure  documents or as received by   AMCO or  a fund officer.  Any
recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise;
affiliations;  experience   relating to  serving on the  Board; and references.
The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2015

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     03/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/30/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      03/30/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.